UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03726

BNY Mellon New York Tax-Exempt Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	11/30/19

FORM N-CSR

Item 1.           Reports to Stockholders.

BNY Mellon New York Tax Exempt Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E  F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

BNY Mellon New York Tax Exempt Bond Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon New York Tax Exempt Bond Fund, Inc. (formerly, Dreyfus New York Tax Exempt Bond Fund, Inc.), covering the six-month period from June 1, 2019 through November 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced bouts of brief volatility during the reporting period, caused in part by concerns over slowing global growth and trade tensions. Prior to the start of the period, mounting trade disputes ended a strong equity market rally. However, stocks recovered in June 2019 and generally experienced an upward trajectory through the month of July. Prices were buoyed by hopes of a U.S.-China trade deal and the steady, although moderate, pace of U.S. economic growth. Nevertheless, concerns over slowing global growth persisted, resulting in bouts of market volatility in August 2019. Stocks rebounded in September and continued an upward path through most of October 2019, supported in part by central bank policy and consistent consumer spending. Near the end of the period, an announcement by President Trump that the first phase of a trade deal with China had been achieved sent U.S. markets to record highs.

In fixed-income markets, indices generally rose during the reporting period, as mixed economic data and the Federal Reserve’s (the “Fed”) new data-dependent stance regarding future policy moves suggested the economy could be slowing. Markets had been expecting a loosening of monetary policy, and at the end of July 2019, the Fed cut the federal funds rate by 25 basis points. The Fed cut rates again in September and October, for a total 75-basis-point reduction in the federal funds rate during the reporting period. Rates across much of the Treasury curve saw a slight increase during the month of November. However, demand for fixed-income instruments during much of the reporting period was strong, which helped to support positive bond market returns.

We remain optimistic on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris

President

BNY Mellon Investment Adviser, Inc.

December 16, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from June 1, 2019 through November 30, 2019, as provided by Thomas Casey and Daniel Rabasco, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended November 30, 2019, the BNY Mellon New York Tax Exempt Bond Fund, Inc. (formerly the Dreyfus New York Tax Exempt Bond Fund) achieved a total return of 2.06%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New York, achieved a total return of 2.39% for the same period.2

Municipal bonds benefited from healthy supply-and-demand dynamics, but the fund underperformed the Index, mainly due to exposure to high quality sectors, including special tax, water and sewer, and education.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal, New York State, and New York City income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal, New York State and New York City income taxes. The fund invests at least 80% of its assets in municipal bonds rated, at the time of purchase, investment grade (i.e., Baa/BBB or higher), or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. (“BNY Mellon”). The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by BNY Mellon. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity. Dollar-weighted, average maturity is an average of the stated maturities of the bonds held by the fund, based on their dollar-weighted proportions in the fund.

We focus on identifying undervalued sectors and securities. To select municipal bonds for the fund, we use fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trade among various sectors based on their apparent relative values.

Strong Demand and a Reach for Yield Drove the Market

The municipal bond market benefited from strong demand as many investors remained worried about the sustainability of economic momentum, due in part to concerns about trade tensions. Demand was driven especially by investors in states with high income-tax rates. These investors began moving increasingly into municipal bonds in 2018 as a way to shelter income from federal income taxes, which rose as a result of the cap on the federal deductibility of state and local taxes in the Tax Cuts and Jobs Act of 2017.

Investors continued to favor longer-term issues, causing the municipal bond yield curve to flatten during the period. The quest for yield also caused lower-quality issues to outperform higher-quality issues.

While retail demand drove the market, life insurance companies also increased their activity in the market, especially at the long end of the curve. Other large institutional investors such as commercial banks, continued to reduce exposure (in aggregate), in part because the 2017 cut in the corporate tax rate made tax-exempt municipal bonds less attractive. Mixed economic data was also advantageous for the market, as it made the relative safety of municipal bonds more appealing. It also led the Federal Reserve to cut the federal funds rate by a quarter point three times during the reporting period.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Supply increased somewhat during the reporting period, but may have been tempered by the absence of advance refunding (using tax exempt debt), which was eliminated by the Tax Cuts and Jobs Act of 2017. In the past, advance refunding allowed issuers to replace higher-yielding, tax-exempt debt with lower-yielding, tax-exempt debt. Without the advance refunding, some entities have taken advantage of low yields by issuing taxable debt instead of tax-exempt debt. Nevertheless, new issue supply picked up toward the end of the reporting period, especially in November 2019.

Generally, fundamentals in the municipal bond market remained healthy during the reporting period. Steady but slower economic growth supported tax revenues, fiscal balances and “rainy day” funds. Solid investment returns were beneficial to long term liabilities. Some issuers even made larger contributions to their pension funds, improving their funded status.

Exposure to Higher-Quality Bonds Hindered Performance

New York municipal bonds generally lagged the Index, as they tended to offer less yield than comparable bonds in lower-rated states, and during the reporting period, lower-rated bonds outperformed. The fund’s performance versus the Index was also constrained by exposure to the higher-quality sectors of special tax, water and sewer, and education. Tobacco bond holdings also hindered the fund’s returns.

In contrast, the fund benefited from its yield curve positioning and longer duration posture. The fund had an overweight position in intermediate bonds, which performed strongly, overcoming a slight drag on performance from longer bonds. An overweight to revenue bonds, especially the airport sector, also proved advantageous.

A Positive Investment Posture

The New York economy remains strong, employment continues to be robust, and we expect this to continue. Demand for New York municipal bonds likely to remain strong, as the cap on federal deductibility of state and local taxes will continue to encourage New York investors to shelter income. We continue to emphasize revenue bonds and to maintain a conservative bias on credit quality but will seek to capitalize on attractively valued opportunities as they arise. We will continue to maintain broad-based exposure across the yield curve and will attempt to identify A rated bonds that offer additional income.

December 16, 2019

1 Total return includes reinvestment of dividends. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents. Capital gains, if any, are fully taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon New York Tax Exempt Bond Fund, Inc. from June 1, 2019 to November 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended November 30, 2019

Expense paid per $1,000†	$3.74
Ending value (after expenses)	$1,020.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended November 30, 2019

Expense paid per $1,000†	$3.74
Ending value (after expenses)	$1,021.30
†Expenses are equal to the fund’s annualized expense ratio of .74%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.2%
New York - 100.5%
Build New York City Resource Corp., Revenue Bonds, Refunding (Q Student Residences, LLC Project) Ser. A	5.00	6/1/2043	1,350,000		1,526,742
Build New York City Resource Corp., Revenue Bonds, Refunding (Q Student Residences, LLC Project) Ser. A	5.00	6/1/2038	1,000,000		1,138,810
Dutchess County Local Development Corp., Revenue Bonds (Health QuestSystems Obligated Group) Ser. B	4.00	7/1/2041	3,000,000		3,263,160
Dutchess County Local Development Corp., Revenue Bonds (Health QuestSystems Obligated Group) Ser. B	5.00	7/1/2035	4,280,000		5,043,766
Dutchess County Local Development Corp., Revenue Bonds, Refunding (Nuvance Health Obligated Group) Ser. B	4.00	7/1/2049	2,750,000		3,036,798
Glen Cove Local Economic Assistance Corp., Revenue Bonds (Garvies Point Public Improvement Project) Ser. B	0.00	1/1/2045	18,600,000	[a]	6,549,060
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2039	1,200,000		1,396,176
Hudson Yards Infrastructure Corp, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	2/15/2047	7,000,000		7,713,860
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding	5.75	2/15/2047	2,110,000		2,219,277
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	3,000,000		3,599,250
Long Island Power Authority, Revenue Bonds	5.00	9/1/2047	3,000,000		3,569,460
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2034	3,300,000		3,800,412
Long Island Power Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2036	6,000,000		7,161,600
Long Island Power Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2030	3,350,000		4,058,056
Long Island Power Authority, Revenue Bonds, Ser. B	5.00	9/1/2045	3,000,000		3,458,160

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.2% (continued)
New York - 100.5% (continued)
Metropolitan Transportation Authority, Revenue Bonds (Climate Bond Certified - Green Bonds) Ser. A	5.00	11/15/2037	9,825,000		11,889,724
Metropolitan Transportation Authority, Revenue Bonds (Climate Bond Certified - Green Bonds) Ser. A	5.00	11/15/2038	5,920,000		7,144,434
Metropolitan Transportation Authority, Revenue Bonds, Refunding, C1	5.00	11/15/2035	2,500,000		2,914,625
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2027	12,000,000		13,327,800
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	3,000,000		3,533,340
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2041	6,690,000		7,299,191
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2022	1,405,000	[b]	1,571,015
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2022	4,045,000	[b]	4,522,957
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2046	10,000,000		11,617,400
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D1	5.00	11/1/2027	4,370,000		4,801,974
Metropolitan Transportation Authority, Revenue Bonds, Ser. B	5.25	11/15/2036	7,210,000		8,255,017
Metropolitan Transportation Authority, Revenue Bonds, Ser. D1	5.25	11/15/2044	5,000,000		5,761,350
Metropolitan Transportation Authority, Revenue Bonds, Ser. E	5.00	11/15/2043	11,760,000		13,138,272
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	10,000,000		10,620,500
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital Projects)	5.00	12/1/2046	2,500,000		2,878,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.2% (continued)
New York - 100.5% (continued)
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2037	1,000,000	1,215,060
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2035	800,000	979,768
New York City, GO, Refunding, Ser. A	5.00	8/1/2032	2,000,000	2,309,480
New York City, GO, Refunding, Ser. A	5.00	8/1/2031	1,735,000	2,003,578
New York City, GO, Refunding, Ser. A	5.00	8/1/2030	3,000,000	3,469,980
New York City, GO, Refunding, Ser. A	5.00	8/1/2027	10,000,000	11,976,900
New York City, GO, Refunding, Ser. C	5.00	8/1/2032	3,820,000	4,455,495
New York City, GO, Refunding, Ser. C	5.00	8/1/2034	10,885,000	12,664,371
New York City, GO, Refunding, Ser. E	5.00	8/1/2027	8,825,000	9,051,538
New York City, GO, Refunding, Ser. E	5.00	8/1/2032	13,000,000	15,685,280
New York City, GO, Refunding, Ser. F	5.00	8/1/2029	5,935,000	6,401,966
New York City, GO, Ser. A1	5.00	8/1/2023	9,020,000	9,598,092
New York City, GO, Ser. A1	5.00	8/1/2037	5,000,000	5,951,800
New York City, GO, Ser. AA1	4.00	8/1/2037	4,000,000	4,589,960
New York City, GO, Ser. D1	5.00	10/1/2032	5,745,000	6,139,164
New York City, GO, Ser. F1	5.00	4/1/2034	3,000,000	3,705,600
New York City, GO, Ser. F1	5.00	4/1/2035	3,500,000	4,312,840
New York City, GO, Ser. F1	5.00	3/1/2029	6,645,000	7,401,865
New York City Educational Construction Fund, Revenue Bonds, Ser. A	6.50	4/1/2026	4,220,000	4,514,092
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2026	3,440,000	3,870,860
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; Financial Guarantee Insurance Company)	5.00	3/1/2031	10,810,000	10,893,561
New York City Industrial Development Agency, Revenue Bonds, Refunding (Transportation Infrastructure Properties, LLC Obligated Group) Ser. A	5.00	7/1/2028	5,000,000	5,374,900
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2026	5,000,000	5,532,500
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.00	8/1/2030	11,665,000	13,572,461

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.2% (continued)
New York - 100.5% (continued)
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2039	25,000,000		30,202,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. C3	5.00	5/1/2040	10,000,000		12,160,700
New York City Transitional Finance Authority, Revenue Bonds, Ser. D1	5.00	2/1/2033	5,210,000		5,937,160
New York City Transitional Finance Authority, Revenue Bonds, Ser. D1	5.00	2/1/2036	5,000,000		5,674,200
New York City Transitional Finance Authority, Revenue Bonds, Ser. S1	5.00	7/15/2043	8,185,000		9,430,675
New York City Transitional Finance Authority, Revenue Bonds, Ser. S2	5.00	7/15/2040	5,000,000		5,856,350
New York City Transitional Finance Authority, Revenue Bonds, Ser. S3	5.00	7/15/2043	8,760,000		10,616,594
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2040	8,000,000		10,065,120
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2021	4,000,000	[b]	4,247,920
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2044	20,000,000		22,749,800
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. HH	5.00	6/15/2031	5,000,000		5,282,300
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. HH	5.00	6/15/2026	7,250,000		7,674,777
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. HH	5.00	6/15/2039	5,000,000		5,863,000
New York City Water & Sewer System, Revenue Bonds, Ser. DD	5.00	6/15/2047	4,000,000		4,749,680
New York Convention Center Development Corp., Revenue Bonds, Refunding	5.00	11/15/2040	3,250,000		3,825,770
New York Convention Center Development Corp., Revenue Bonds, Ser. A	0.00	11/15/2050	18,180,000	[a]	7,213,642
New York Convention Center Development Corp., Revenue Bonds, Ser. B	0.00	11/15/2046	7,220,000	[a]	3,172,829
New York Counties Tobacco Trust I, Revenue Bonds, Ser. A	6.50	6/1/2035	260,000		260,164
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S2	0.00	6/1/2050	40,000,000	[a]	6,120,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.2% (continued)
New York - 100.5% (continued)
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S3	0.00	6/1/2055	50,000,000	[a]	3,035,500
New York Liberty Development Corp., Revenue Bonds, Refunding (4 World Trade Center Project)	5.00	11/15/2044	10,000,000		10,633,600
New York Liberty Development Corp., Revenue Bonds, Refunding (7 World Trade Center Project)	5.00	9/15/2040	5,000,000		5,389,250
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower at One Bryant Park)	2.80	9/15/2069	3,000,000		3,023,370
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	10,000,000	[c]	11,049,100
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	5,650,000		7,695,243
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan-Kettering Cancer Center)	5.00	1/1/2022	2,250,000	[b]	2,433,150
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan-Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.)	5.75	7/1/2020	3,000,000		3,083,640
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan-Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.) Ser. 1	0.00	7/1/2028	18,335,000	[a]	16,033,224
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	33,625,000		40,368,830
New York State Dormitory Authority, Revenue Bonds (New York University) Ser. A	5.00	7/1/2036	2,000,000		2,416,120
New York State Dormitory Authority, Revenue Bonds (Rochester Institute of Technology) Ser. A	5.00	7/1/2049	1,000,000		1,217,110
New York State Dormitory Authority, Revenue Bonds (The Rockefeller University) Ser. C	5.00	7/1/2040	16,000,000		16,040,800

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.2% (continued)
New York - 100.5% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding	5.00	5/15/2029	3,000,000		3,272,490
New York State Dormitory Authority, Revenue Bonds, Refunding (Barnard College) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	7/1/2037	1,010,000		1,013,111
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System Obligated Group)	5.00	7/1/2041	1,000,000		1,219,070
New York State Dormitory Authority, Revenue Bonds, Refunding (Cornell University) Ser. C	5.00	7/1/2037	6,035,000		6,164,451
New York State Dormitory Authority, Revenue Bonds, Refunding (Fashion Institute of Technology) (Insured; National Public Finance Guarantee Corp.)	5.25	7/1/2020	4,490,000		4,576,477
New York State Dormitory Authority, Revenue Bonds, Refunding (Fordham University) Ser. A	5.00	7/1/2041	1,200,000		1,407,660
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	2,000,000		2,287,860
New York State Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan-Kettering Cancer Center) Ser. 1	5.00	7/1/2042	1,000,000		1,198,230
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2033	2,000,000		2,429,020
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	1,000,000		1,210,060
New York State Dormitory Authority, Revenue Bonds, Refunding (Mount Sinai Hospital Group) Ser. A	5.00	7/1/2020	8,395,000	[b]	8,584,979
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	5.00	7/1/2045	7,000,000		8,145,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.2% (continued)
New York - 100.5% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	5.00	5/1/2043	2,700,000		3,064,203
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligated Group)	5.00	12/1/2035	1,800,000	[c]	2,108,682
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligated Group)	5.00	12/1/2040	1,200,000	[c]	1,352,220
New York State Dormitory Authority, Revenue Bonds, Refunding (Pratt Institute) Ser. A	5.00	7/1/2034	1,000,000		1,135,430
New York State Dormitory Authority, Revenue Bonds, Refunding (Pratt Institute) Ser. A	5.00	7/1/2044	1,500,000		1,683,555
New York State Dormitory Authority, Revenue Bonds, Refunding (Pratt Institute) Ser. A	5.00	7/1/2039	1,500,000		1,692,525
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John's University) Ser. A	5.00	7/1/2030	1,250,000		1,541,050
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York Dormitory Facilities) Ser. B	5.00	7/1/2036	2,000,000		2,338,280
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York Dormitory Facilities) Ser. B	5.00	7/1/2037	1,000,000		1,166,490
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York Dormitory Facilities) Ser. B	5.00	7/1/2040	2,450,000		2,844,450
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School Project) Ser. A	5.00	7/1/2036	2,000,000		2,372,500
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2040	5,590,000		6,416,649

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.2% (continued)
New York - 100.5% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (The Rockefeller University) Ser. B	5.00	7/1/2038	7,230,000		7,897,040
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2037	10,000,000		12,501,800
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2043	7,500,000		8,282,250
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	6,300,000	[b]	7,183,449
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2031	8,620,000		9,920,758
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	7,000,000		7,887,950
New York State Dormitory Authority, Revenue Bonds, Ser. F	5.00	2/15/2039	3,840,000		4,429,517
New York State Dormitory Authority, Revenue Bonds, Ser. G	5.25	8/15/2036	2,625,000		2,798,014
New York State Environmental Facilities Corp., Revenue Bonds, Refunding	5.00	6/15/2041	15,000,000		17,822,250
New York State Environmental Facilities Corp., Revenue Bonds, Refunding	5.00	11/15/2031	6,000,000		6,924,360
New York State Environmental Facilities Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/15/2024	4,000,000		4,241,920
New York State Environmental Facilities Corp., Revenue Bonds, Refunding, Ser. B	5.00	8/15/2037	4,025,000		4,334,885
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 201	3.85	10/1/2031	4,925,000		5,250,050
New York State Mortgage Agency, Revenue Bonds, Ser. 223	3.50	4/1/2049	2,785,000		2,956,584
New York State Mortgage Agency, Revenue Bonds, Ser. 39th	5.00	4/1/2028	115,000		117,382
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. I	5.00	1/1/2022	3,500,000	[b]	3,788,645
New York State Thruway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	2,500,000		2,912,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.2% (continued)
New York - 100.5% (continued)
New York State Urban Development Corp., Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.)	5.70	4/1/2020	2,225,000		2,258,420
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	5,000,000		5,639,150
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2034	4,000,000		4,749,520
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	12,500,000		13,806,000
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	5.00	8/1/2026	1,800,000		1,887,930
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	5.00	8/1/2021	1,100,000		1,156,672
New York Transportation Development Corp., Revenue Bonds, Refunding (Terminal One Group Association, L.P. Project)	5.00	1/1/2023	2,250,000		2,469,127
Niagara Area Development Corp., Revenue Bonds, Refunding (Convanta Holding Project) Ser. A	4.75	11/1/2042	3,000,000	[c]	3,169,470
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	3,500,000		3,873,800
Onondaga County Trust for Cultural Resources, Revenue Bonds, Refunding (Abby Lane Housing Corp. Project)	5.00	5/1/2040	1,000,000		1,174,440
Port Authority of New York & New Jersey, Revenue Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/2036	5,000,000		5,241,450
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195th	5.00	10/1/2035	5,000,000		5,934,450

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.2% (continued)
New York - 100.5% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 211th	5.00	9/1/2048	3,000,000		3,643,110
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 138rd	5.00	12/15/2026	5,000,000		5,831,250
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 163rd	5.00	7/15/2035	10,000,000		10,228,900
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 178th	5.00	12/1/2024	4,465,000		5,083,626
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 185th	5.00	9/1/2032	4,100,000		4,704,094
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218	4.00	11/1/2047	5,000,000		5,534,550
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	15,000,000		17,926,050
Sales Tax Asset Receivable Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/15/2031	5,000,000		5,870,450
Suffolk County Economic Development Corp., Revenue Bonds (Catholic Health Services of Long Island Obligated Group Project) Ser. C	5.00	7/1/2031	2,370,000		2,652,859
Suffolk County Economic Development Corp., Revenue Bonds, Refunding (Catholic Health Services of Long Island Obligated Group Project)	5.00	7/1/2022	2,025,000		2,137,469
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Ser. B	6.00	6/1/2048	12,185,000		12,204,374
Tender Option Bond Trust Receipts (Series 2016-XM0367), (New York State Dormitory Authority, Revenue Bonds (The Rockefeller University)) Non-recourse, Underlying Coupon Rate (%) 5.00	15.01	7/1/2041	8,000,000	[c,d,e]	8,164,380
Tender Option Bond Trust Receipts (Series 2016-XM0376), (New York State Environmental Facilities Corporation, Revenue Bonds, Refunding (New York City Municipal Water Finance Authority Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	8.36	6/15/2031	5,000,000	[c,d,e]	5,614,025

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.2% (continued)
New York - 100.5% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0376-2), (New York State Environmental Facilities Corporation, Revenue Bonds, Refunding (New York City Municipal Water Finance Authority Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	8.36	6/15/2032	5,000,000	[c,d,e]	5,612,000
Tender Option Bond Trust Receipts (Series 2016-XM0381), (New York State Dormitory Authority, Revenue Bonds (General Purpose)) Non-recourse, Underlying Coupon Rate (%) 5.00	8.36	2/15/2035	16,000,000	[c,d,e]	17,725,520
Tender Option Bond Trust Receipts (Series 2016-XM0383), (New York City Municipal Water Finance Authority, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	8.36	6/15/2035	9,435,000	[c,d,e]	10,527,586
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C	5.00	11/15/2037	10,000,000		12,442,600
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	3,000,000		3,641,250
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2022	6,000,000	[b]	6,501,300
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2024	5,000,000		5,568,650
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2030	3,285,000		3,647,467
TSASC, Revenue Bonds, Refunding (TSASC) Ser. B	5.00	6/1/2048	4,880,000		4,843,351
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	10,000,000		11,212,000
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	5,000,000		5,933,050
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2041	7,000,000		8,552,600
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2035	17,000,000		20,365,660

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.2% (continued)
New York - 100.5% (continued)
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE	5.00	12/15/2041	5,000,000	5,653,550
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2042	450,000	518,904
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2034	200,000	234,132
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2028	280,000	331,708
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	8,010,000	8,781,844
Yonkers Economic Development Corp., Revenue Bonds (Charter School Education Excellence Project) Ser. A	5.00	10/15/2054	465,000	510,537
Yonkers Economic Development Corp., Revenue Bonds (Charter School Education Excellence Project) Ser. A	5.00	10/15/2049	640,000	708,224
				1,058,744,910

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 101.2% (continued)
U.S. Related - .7%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2033	6,595,000	7,431,510
Total Investments (cost $997,850,441)			101.2%	1,066,176,420
Liabilities, Less Cash and Receivables			(1.2%)	(13,042,959)
Net Assets			100.0%	1,053,133,461

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2019, these securities were valued at $65,322,983 or 6.2% of net assets.
d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
e Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

Portfolio Summary (Unaudited) †	Value (%)
General	24.1
Transportation	16.7
Education	12.9
General Obligation	10.4
Water	8.9
Development	5.8
Medical	5.2
Tobacco Settlement	5.0
Prerefunded	3.7
Power	3.3
Utilities	2.1
Airport	1.5
Single Family Housing	.8
Multifamily Housing	.4
Housing	.3
Nursing Homes	.1
101.2

† Based on net assets.
See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EURIBOR	Euro Interbank Offered Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	NAN	Note Anticipation Notes
MERLOTS	Municipal Exempt Receipts Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RIB	Residual Interest Bonds	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFRRATE	Secured Overnight Financing Rate
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	997,850,441	1,066,176,420
Cash		6,535,496
Interest receivable		14,023,684
Receivable for shares of Common Stock subscribed		56,145
Prepaid expenses		12,807
		1,086,804,552
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		584,725
Payable for floating rate notes issued—Note 4		23,715,000
Payable for investment securities purchased		8,454,472
Payable for shares of Common Stock redeemed		642,953
Interest and expense payable related to floating rate notes issued—Note 4		195,062
Directors’ fees and expenses payable		8,908
Other accrued expenses		69,971
		33,671,091
Net Assets ($)		1,053,133,461
Composition of Net Assets ($):
Paid-in capital		986,984,059
Total distributable earnings (loss)		66,149,402
Net Assets ($)		1,053,133,461

Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)	70,208,097
Net Asset Value Per Share ($)	15.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2019 (Unaudited)

Investment Income ($):
Interest Income	18,411,526
Expenses:
Management fee—Note 3(a)	3,181,012
Shareholder servicing costs—Note 3(b)	326,701
Interest and expense related to floating rate notes issued—Note 4	264,090
Professional fees	59,977
Directors’ fees and expenses—Note 3(c)	58,910
Registration fees	15,565
Custodian fees—Note 3(b)	10,396
Prospectus and shareholders’ reports	9,889
Loan commitment fees—Note 2	96
Miscellaneous	24,588
Total Expenses	3,951,224
Less—reduction in fees due to earnings credits—Note 3(b)	(8,796)
Net Expenses	3,942,428
Investment Income—Net	14,469,098
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,267,555
Net change in unrealized appreciation (depreciation) on investments	5,762,502
Net Realized and Unrealized Gain (Loss) on Investments	7,030,057
Net Increase in Net Assets Resulting from Operations	21,499,155

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
Operations ($):
Investment income—net	14,469,098	31,502,178
Net realized gain (loss) on investments	1,267,555	166,747
Net change in unrealized appreciation (depreciation) on investments	5,762,502	21,166,025
Net Increase (Decrease) in Net Assets Resulting from Operations	21,499,155	52,834,950
Distributions ($):
Distributions to shareholders	(14,487,941)	(31,289,582)
Capital Stock Transactions ($):
Net proceeds from shares sold	25,161,743	47,992,075
Distributions reinvested	11,600,998	24,978,828
Cost of shares redeemed	(50,838,889)	(113,641,057)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(14,076,148)	(40,670,154)
Total Increase (Decrease) in Net Assets	(7,064,934)	(19,124,786)
Net Assets ($):
Beginning of Period	1,060,198,395	1,079,323,181
End of Period	1,053,133,461	1,060,198,395
Capital Share Transactions (Shares):
Shares sold	1,677,770	3,302,954
Shares issued for distributions reinvested	771,825	1,718,799
Shares redeemed	(3,387,193)	(7,844,104)
Net Increase (Decrease) in Shares Outstanding	(937,598)	(2,822,351)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2019		Year Ended May 31,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	14.90	14.59	14.93	15.24	14.79	14.87
Investment Operations:
Investment income—net[a]	.20	.43	.44	.45	.48	.51
Net realized and unrealized gain (loss) on investments	.11	.31	(.34)	(.31)	.45	(.09)
Total from Investment Operations	.31	.74	.10	.14	.93	.42
Distributions:
Dividends from investment income—net	(.21)	(.43)	(.44)	(.45)	(.48)	(.50)
Net asset value, end of period	15.00	14.90	14.59	14.93	15.24	14.79
Total Return (%)	2.06[b]	5.20	.66	.98	6.41	2.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[c]	.78	.74	.73	.73	.72
Ratio of net expenses to average net assets	.74[c]	.78	.74	.73	.73	.72
Ratio of interest and expense related to floating rate notes issued to average net assets	.05[c]	.07	.04	.03	.01	.02
Ratio of net investment income to average net assets	2.73[c]	3.00	2.97	3.04	3.21	3.39
Portfolio Turnover Rate	5.27[b]	10.22	10.37	14.30	12.19	20.02
Net Assets, end of period ($ x 1,000)	1,053,133	1,060,198	1,079,323	1,136,975	1,190,559	1,180,205

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon New York Tax Exempt Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective June 3, 2019, the fund changed its name from Dreyfus New York Tax Exempt Bond Fund, Inc. to BNY Mellon New York Tax Exempt Bond Fund, Inc. In addition, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2019 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Investments in Securities:†
Municipal Securities	-	1,066,176,420	-	1,066,176,420
Liabilities ($)
Floating Rate Notes††	-	(23,715,000)	-	(23,715,000)

† See Statement of Investments for additional detailed categorizations, if any.
†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $3,392,751 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2019. The fund has $3,039,236 of short-term capital losses and $353,515 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2019 was as follows: tax exempt income $31,282,000 and ordinary income $7,582. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended November 30, 2019.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses of the fund (excluding taxes, interest expense, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Adviser or the Adviser will bear, such excess expense. During the period ended November 30, 2019, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2019, the fund was charged $180,453 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2019, the fund was charged $89,080 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2019, the fund was charged $10,396 pursuant to the custody agreement. These fees were partially offset by earnings credits of $8,796.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2019, the fund was charged $5,107 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2019, the fund was charged $6,571 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $516,151, Shareholder Services Plan fees of $29,000, custodian fees of $6,000, Chief Compliance Officer fees of $2,174 and transfer agency fees of $31,400.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2019, amounted to $55,490,433 and $62,477,334, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended November 30, 2019 was approximately $23,715,000, with a related weighted average annualized interest rate of 2.23%.

At November 30, 2019, accumulated net unrealized appreciation on investments was $68,325,979, consisting of $69,014,116 gross unrealized appreciation and $688,137 gross unrealized depreciation.

At November 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 5, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of New York municipal debt funds (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional New York municipal debt funds (the “Performance Universe”), all for various periods ended September 30, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all retail no-load New York municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology

Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods except the one-year period when it was above the median, and was below the Performance Universe median for all periods. The Board also considered that the fund’s yield performance was below the Performance Group median for all ten one-year periods ended September 30th and was above the Performance Universe median in six of the ten one-year periods ended September 30th. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board also noted that the fund had a four star rating from Morningstar for all periods based on Morningstar’s risk-adjusted return measures.

The Board reviewed and considered the contractual management fee rate paid by the fund to the Adviser over the fund’s last fiscal year in light of the nature, extent and quality of the management services provided by the Adviser.

The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was higher than the Expense Group contractual management fee median and was higher than the Expense Group and Expense Universe actual management fee medians, and that the fund’s total expenses were higher than the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

For More Information

BNY Mellon New York Tax Exempt Bond Fund, Inc.

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbol:	DRNYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0980SA1119

Item 2.           Code of Ethics.

                        Not applicable.

Item 3.           Audit Committee Financial Expert.

                        Not applicable.

Item 4.           Principal Accountant Fees and Services.

                        Not applicable.

Item 5.           Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.           Investments.

(a)                   Not applicable.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                        There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)      Not applicable.

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon New York Tax-Exempt Bond Fund, Inc.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      January 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      January 27, 2020

By:         /s/ James Windels

                James Windels

                Treasurer (Principal Financial Officer)

Date:      January 24, 2020

EXHIBIT INDEX

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)